Acquisitions and Divestitures - Summary of Assets Acquired and Liabilities Assumed (Details) - Burgundy Asset Management Ltd. $ in Millions	Nov. 01, 2025 CAD ($)
Disclosure of detailed information about business combination [line items]
Customer relationship intangible assets	$ 375
Other assets	89
Total assets	464
Deferred tax liabilities	99
Other liabilities	30
Total liabilities	129
Goodwill	319
Purchase price	$ 654